Property, plant and equipment - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020
Property, plant and equipment [abstract]
Expected future minimum sub lease payments receivable under non-cancellable sub leases	£ 104	£ 94